Cover	Jul. 13, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A is being filed with respect to the Form 8-K filed by PARTS iD, Inc. (the “Company”) on July 17, 2023 (the “Initial Form 8-K) for the purpose of correcting the maturity date of the Convertible Notes (as defined in the Initial Form 8-K). Except for the change to the maturity date of the Convertible Notes, no other changes have been made to the Initial Form 8-K.
Document Period End Date	Jul. 13, 2023
Entity File Number	001-38296
Entity Registrant Name	PARTS iD, Inc.
Entity Central Index Key	0001698113
Entity Tax Identification Number	81-3674868
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Corporate Drive
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	Cranbury
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08512
City Area Code	609
Local Phone Number	642-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	ID
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false